Related party transactions	3 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
Related party transactions

13. Related party transactions:

For the quarter ended March 31, 2023, the Company has the following related party transactions:

	Three Months ended March 31, 2023	Three Months ended March 31, 2022
Director’s fees	$2,000	$1,000
Salaries, wages, consultants and benefits	162,665	155,911
Selling and marketing	27,522	30,454
Stock-based compensation (Note 9)	48,221	64,847
Content and software development (Note 7)	58,827	59,660
Closing balance for the period	$299,235	$311,872

The Company has liabilities of $68,871 (December 31, 2022 - $80,874) as at March 31, 2023, to current directors, officers and companies owned by the current directors and officers of the Company for employment, director and consulting fees.

During the quarter ended March 31, 2023, the Company granted 400,000 options with an exercise price of CAD$0.30 ($0.22) per share.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended March 31, 2023 and 2022

(Unaudited)

13. Related party transactions: (Continued)

During the quarter ended March 31, 2022, the Company granted 900,000 options with an exercise price of CAD$0.50 ($0.39) per share.